Label	Element	Value
Invesco S&P 500 Enhanced Value ETF | Invesco S&P 500 Enhanced Value ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco S&P 500 Enhanced Value ETF
Objective [Heading]	oef_ObjectiveHeading	3.) Investment Objective Change.
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Strategy [Heading]	oef_StrategyHeading	4.) Principal Investment Strategies Change.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund generally will invest at least 90% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is designed to measure the performance of 100 securities within the S&P 500® Index that have the highest quality, value and momentum multi-factor scores, as determined by the Index Provider. To construct the New Underlying Index, each security in the S&P 500® Index is assigned a separate “style score” for each of the three factors (i.e., quality, value and momentum), based on certain specific characteristics of the issuer. Next, a combined “multi-factor” score is generated for each security in the S&P 500® Index, calculated for each constituent by taking the average of the underlying quality, value and momentum scores. Securities are ranked by their multi-factor score, and the 100 securities with the highest multi-factor scores are selected for inclusion in the New Underlying Index. The component securities of the New Underlying Index are weighted by the product of their float-adjusted market capitalization and their multi-factor score. The maximum weight of each component is capped at the lower of 5% and 20 times its market capitalization weight in the S&P 500® Index, and each stock’s weight is floored at 0.05%. The maximum weight of any given GICS sector is 40%. The New Underlying Index is rebalanced semi-annually, effective after market close on the third Friday of June and December.

Please Retain This Supplement For Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED december 19, 2025 OF:

Invesco S&P 500 Enhanced Value ETF (SPVU)
(the “Fund”)

Important Notice Regarding Changes in the Name, Ticker Symbol, Underlying Index,
Investment Objective, and Principal Investment Strategies of the Fund

At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, investment objective, and principal investment strategies of the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco S&P 500 Concentrated QVM ETF, and its ticker symbol will change to QVMT.

2.) Underlying Index Change. The New Underlying Index will replace the Fund’s Current Underlying Index, as set forth in the table below.

Current Underlying Index	New Underlying Index
S&P 500® Enhanced Value Index	S&P 500® Quality, Value & Momentum Multi-factor Index